Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Oct. 31, 2010	$ 273,859	$ 81,909	$ (192,539)	$ 174,360	$ 337,589
Balance (in Shares) at Oct. 31, 2010	67,238,000
Net income (loss)			16,847		16,847
Other comprehensive income				731	731
Repurchase and cancellation of Common shares	(19,775)		(21,864)	(10,759)	(52,398)
Repurchase and cancellation of Common shares (in Shares)	(4,860,000)
Dividends declared			(19,244)		(19,244)
Stock-based compensation		1,250			1,250
Other	(8)		11		3
Balance at Oct. 31, 2011	254,076	83,159	(216,789)	164,332	284,778
Balance (in Shares) at Oct. 31, 2011	62,378,000				62,378,000
Net income (loss)			(28,869)		(28,869)
Other comprehensive income				(40,014)	(40,014)
Repurchase and cancellation of Common shares	(1,911)		(1,160)	(973)	(4,044)
Repurchase and cancellation of Common shares (in Shares)	(469,000)
Dividends declared			(18,632)		(18,632)
Stock-based compensation		1,567			1,567
Other	3		(24)		(21)
Balance at Oct. 31, 2012	252,168	84,726	(265,474)	123,345	194,765
Balance (in Shares) at Oct. 31, 2012	61,909,000				61,909,101
Net income (loss)			237,150		237,150
Other comprehensive income				26,238	26,238
Stock-based compensation		1,421			1,421
Other			2		2
Balance at Oct. 31, 2013	$ 252,168	$ 86,147	$ (28,322)	$ 149,583	$ 459,576
Balance (in Shares) at Oct. 31, 2013	61,909,000				61,909,301